Post employment benefits - Actuarial assumptions (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£) age	Mar. 31, 2021 EUR (€) age	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)
Post employment benefits
Actuarial (losses)/gains recognised in the SOCI		€ (555)	€ 526		€ (33)
Defined benefit pension plan
Post employment benefits
Rate of inflation (as a percent)	2.90%	2.90%	2.20%	2.90%	2.90%
Rate of increase in salaries (as a percent)	2.70%	2.70%	2.50%	2.70%	2.70%
Discount rate (as a percent)	1.80%	1.80%	2.00%	2.30%	2.30%
Number of years pension will be available for male pensioner	23 years 4 months 24 days	23 years 4 months 24 days	23 years 2 months 12 days
Number of years pension will be available for female pensioner	25 years 4 months 24 days	25 years 4 months 24 days	25 years 2 months 12 days
Current retirement age for pensioner	65 years	65 years
Number of years pension will be available for male non-pensioner	25 years 4 months 24 days	25 years 4 months 24 days	25 years 1 month 6 days
Number of years pension will be available for female non-pensioner	27 years 4 months 24 days	27 years 4 months 24 days	27 years 2 months 12 days
Retirement age for availing pension by non-pensioner | age	65	65
Current eligible age for availing pension by non-pensioner | age	40	40
Current service cost		€ 37	€ 37		€ 31
Past service cost	£ 2	2		£ 14	16
Net interest (income)/charge		(8)	9		10
Total included within staff costs		31	46		57
Actuarial (losses)/gains recognised in the SOCI		€ (686)	€ 640		€ (33)